Balance Sheet - USD ($)	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Current liabilities
Accrued expenses	$ 20,517	$ 517
Total current liabilities	20,517	517
Total liabilities	20,517	517
Stockholders’ equity
Common stock, value
Additional paid-in capital	10	10
Subscription fee receivable	(10)	(10)
Accumulated deficit	(20,517)	(517)
Total stockholders’ equity	(20,517)	(517)
Total liabilities and stockholders’ equity
DT Cloud Star Acquisition Corp [Member]
Current assets
Cash and cash equivalents	341		$ 461	$ 411,429
Prepaid expenses and other current assets	45,012		95,182	40,182
Total current assets	45,353		95,643	451,611
Cash and marketable securities held in trust	18,421,078		17,876,466	70,456,287
Total assets, as restated	18,466,431		17,972,109	70,907,898
Current liabilities
Notes payable to related party
Accrued expenses	24,820		72,838	27,387
Due to related parties			384,050	84,500
Total current liabilities	1,025,964		456,888	111,887
Line of credit
Deferred underwriting compensation	690,000		690,000	690,000
Total liabilities	1,715,964		1,146,888	801,887
Commitments and contingencies
Ordinary shares subject to possible redemption, 1,652,509 and 6,900,000 shares (at redemption price of $10.82 and $10.21 per share) at December 31, 2025 and 2024, respectively	18,421,078		17,876,466	70,456,287
Stockholders’ equity
Common stock, value	200		200	200
Additional paid-in capital
Subscription fee receivable
Accumulated deficit	(1,670,811)		(1,051,445)	(350,476)
Total stockholders’ equity	(1,670,611)		(1,051,245)	(350,276)
Total liabilities and stockholders’ equity	18,466,431		17,972,109	70,907,898
DT Cloud Star Acquisition Corp [Member] | Sponsors [Member]
Current liabilities
Due to related parties	1,001,144		384,050
PRIMEGEN US, INC. [Member]
Current assets
Cash and cash equivalents	414,264		915,609	3,959,998
Inventory	52,115
Prepaid expenses and other current assets	69,065		23,988	44,764
Total current assets	535,444		939,597	4,004,762
Property and equipment, net	518,426		407,103	67,567
Operating right-of-use asset, as restated	333,811		417,263	584,169
Deposits	35,000		35,000	30,000
Investment at cost				250,000
Total assets, as restated	1,422,681		1,798,963	4,936,498
Current liabilities
Accounts payable	1,212,877		463,822	620,808
Accrued expenses and other current liabilities	77,146		279,719	76,882
Operating lease liability - current	178,008		174,172	231,238
Total current liabilities	2,273,186		1,310,503	1,011,860
Line of credit	1,650,000
Operating lease liability	171,741		261,714	448,615
Total liabilities	4,094,927		1,572,217	1,460,475
Commitments and contingencies
Stockholders’ equity
Additional paid-in capital	36,623,542		32,555,508	29,039,512
Accumulated deficit	(39,297,017)		(32,329,989)	(25,564,693)
Total stockholders’ equity	(2,672,246)		226,746	3,476,023
Total liabilities and stockholders’ equity	1,422,681		1,798,963	4,936,498
PRIMEGEN US, INC. [Member] | Common Class A [Member]
Stockholders’ equity
Common stock, value	229		227	204
PRIMEGEN US, INC. [Member] | Common Class B [Member]
Stockholders’ equity
Common stock, value	1,000		1,000	1,000
PRIMEGEN US, INC. [Member] | Related Party [Member]
Current liabilities
Interest payable to related party	17,546		3,133
Notes payable to related party	700,000		300,000
Due to related parties	82,127		89,657	$ 82,932
PRIMEGEN US, INC. [Member] | Nonrelated Party [Member]
Current liabilities
Interest payable to related party	$ 5,482